Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of Related Party Transactions	The aggregate compensation expenses we recognized under IFRS for our directors and senior executive officers for the periods shown were as follows:

	Year ended December 31
	2018	2019	2020
Short-term employee benefits and costs	$6.2	$4.4	$8.7
Post-employment and other long-term benefits	0.3	0.3	0.2
SBC (including DSUs and RSUs to eligible directors)	14.8	15.6	12.5
	$21.3	$20.3	$21.4